Debt Consolidation Agreement	3 Months Ended
Sep. 30, 2024
Debt Consolidation Agreement
Debt Consolidation Agreement

Note 11 – Debt Consolidation Agreement

The Company and Steve Hall executed a Debt Consolidation Agreement that was effective as of April 1, 2024, that consolidated the Company’s various historic loans from Steve Hall to an amount of $1,770,713.10 (the “Steve Hall Indebtedness”) and the final consolidated amount was $1,708,000. The debt consolidation transaction included the assignment to and assumption by Steve Hall of all amounts due to the Company by CNTNR pursuant to the note receivable described in Note 9- Note Receivable. The amounts assigned to Steve Hall under the note receivable were subtracted from the amounts payable by the Company to Steve Hall. The resulting outstanding loan balance was documented by the execution the Company and Steve Hall of the New Consolidated Note described in Note 7 – Notes Payable Related Party.

Mr. Hall agrees that there are no rights of set-off, counterclaim or any defenses to the obligations of the amounts consolidated and/or assigned to Mr. Hall.

On April 1, 2024, the various historical loans and the CNTNR Note were consolidated amounting to $1,708,000 under the Debt Consolidation Agreement as follows:

Reference	Principal	Interest	Total Consolidated Amount
Footnote 5 – Inventory Financing Payable	$500,000	$240,274	$740,274
Footnote 6 – Line of Credit	570,250	182,092	752,342
Footnote 7 – Promissory Notes Payable	1,708,000	170,783	1,878,783
Footnote 8 – Accrued Expenses - Face Mask	33,218	-	33,218
Footnote 9 – Note Receivable	(1,563,000)	(143,994)	(1,706,994)
Footnote 10 – Consulting Agreement	250,000	-	250,000
Additional Fund Received	(239,623)	-	(239,623)
Final Debt Consolidation Agreement Amount	$1,258,845	$449,155	$1,708,000